Employee benefits - Underfunded pension plans - Assets by category (Details) - Underfunded Pension Plans [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 2	$ 75
Equity securities	55	1,711
Real estate, amount contributed to fair value of plan assets	6	3
Loans to participants, amount contributed to fair value of plan assets	1	1
Other	125	168
Total	339	3,778
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	24	556
Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	65	816
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	40	38
Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	13	229
Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	8	181
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	2	70
Equity securities		3
Total	51	1,485
Level 2 of fair value hierarchy [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	24	556
Level 2 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	19	683
Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	6	173
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets		5
Equity securities	55	1,708
Total	148	1,887
Level 1 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	46	133
Level 1 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	40	38
Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	7	3
Level 3 Of Fair Values Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Real estate, amount contributed to fair value of plan assets	6	3
Loans to participants, amount contributed to fair value of plan assets	1	1
Other	125	168
Total	140	406
Level 3 Of Fair Values Hierarchy [Member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets		53
Level 3 Of Fair Values Hierarchy [Member] | Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	$ 8	$ 181